Financial Assets and Financial Liabilities - Additional Information (Detail) $ in Thousands, ₽ in Millions			12 Months Ended
	Oct. 31, 2020 RUB (₽)	Mar. 31, 2020 RUB (₽)	Dec. 31, 2020 RUB (₽) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 RUB (₽)		Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)		Dec. 31, 2020 USD ($) shares	Apr. 30, 2020 RUB (₽)	Jun. 30, 2019 RUB (₽)	Nov. 10, 2011 RUB (₽)	Nov. 10, 2011 USD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value of property, plant and equipment pledged			₽ 21,522		₽ 116,717
Carrying value of inventories pledged			2,253		2,931
Accounts receivable pledged			₽ 145		179
Information about restrictions or covenants			The covenants include, among other things, limitations on: (1) raising of additional borrowings; (2) payment of dividends on common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions.	The covenants include, among other things, limitations on: (1) raising of additional borrowings; (2) payment of dividends on common and preferred shares; and (3) amounts that can be spent for capital expenditures, new investments and acquisitions.
Accounts receivable			₽ 21,863		21,262
Contractual credit period for sales of goods			30 days	30 days
Loan amount			₽ 7,992		7,992								₽ 28,433	$ 944,530
Fair value of pledged assets			0		0
Loan partially written off					2,250		$ 34,929
Other non-current financial liabilitiesderecognised upon the Elga coal complex disposal											₽ 49,418
Finance cost			25,145		33,863	[1]		₽ 37,514	[1]
Amount reclassified to short term lease liability			4,345		5,480
Expense relating to short-term leases			322		1,536
The total cash outflow for leases			3,841		5,404
Commitments for short-term leases			104		62
Gains (losses) arising from sale and leaseback transactions			2,584		₽ 344
Railway Carriage Leases [Member]
Disclosure of detailed information about borrowings [line items]
Increase of Right-of-use assets												₽ 4,862
Increase of Lease Liabilities												₽ 4,862
Non-cash offset settlement of lease liabilities			₽ 1,490
Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk			98.00%		97.00%					98.00%
Central Bank of Russia rate [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk			51.00%		65.00%					51.00%
Others [member] | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of interest rate risk			47.00%		32.00%					47.00%
Gazprombank [member] | Key rate of Central Bank of Russia [member]
Disclosure of detailed information about borrowings [line items]
Discount rate adjustment on key rate of central bank of Russia to estimate present value of consideration to be transferred up on exercise of put option			2.00%							2.00%
Russian Railways JSC [member]
Disclosure of detailed information about borrowings [line items]
Accounts receivable			₽ 0
Increase of Lease Liabilities		₽ 2,519
Yakutugol [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			99.00%							99.00%
Shares pledged by subsidiaries | shares			(2)							(2)
Southern Kuzbass Coal Company (SKCC) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			95.00%							95.00%
Shares pledged by subsidiaries | shares			3							3
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			91.66%							91.66%
Pledged rights to receive future revenues or payments related to the contract with Russian Railways JSC			₽ 7,388							$ 100,000
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			50.00%							50.00%
Shares pledged by subsidiaries | shares			2							2
Korshunov Mining Plant (KMP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			50.00%							50.00%
Shares pledged by subsidiaries | shares			2							2
Mechel Mining [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			87.50%							87.50%
Shares pledged by subsidiaries | shares			3							3
Urals Stampings Plant (USP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			74.00%							74.00%
Shares pledged by subsidiaries | shares			1							1
Izhstal [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%							25.00%
Shares pledged by subsidiaries | shares			1							1
Port Posiet [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%							25.00%
Shares pledged by subsidiaries | shares			1							1
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%							25.00%
Port Temryuk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			25.00%							25.00%
Mechel PAO [member]
Disclosure of detailed information about borrowings [line items]
Percentage of shares pledged by subsidiaries			1.95%							1.95%
Put option [member] | Gazprombank [member]
Disclosure of detailed information about borrowings [line items]
Other non-current financial liabilitiesderecognised upon the Elga coal complex disposal					₽ 48,201						₽ 49,418
Finance cost			₽ 1,217		4,145			₽ 3,796
Bottom of range [member] | Russian Railways JSC [member]
Disclosure of detailed information about borrowings [line items]
Lease term		7 years
Top of range [member] | Russian Railways JSC [member]
Disclosure of detailed information about borrowings [line items]
Lease term		10 years
Minimum [Member] | Railway Carriage Leases [Member]
Disclosure of detailed information about borrowings [line items]
Decrease of Right-of-use assets		₽ 999
Decrease Of Lease Liabilities		₽ 999
U.S. dollars [member] | US Dollar Denominated Loans [Member]
Disclosure of detailed information about borrowings [line items]
Loans with financial and non-financial covenants holiday period until February 28, 2021			₽ 18,135	$ 245,000
U.S. dollars [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales			23.00%							23.00%
Percentage of foreign currency risk on borrowings			12.00%							12.00%
Euro [member] | Currency risk [member]
Disclosure of detailed information about borrowings [line items]
Percentage of foreign currency risk on sales			13.00%							13.00%
Percentage of foreign currency risk on borrowings			36.00%							36.00%
Russian rubles [member] | New Ruble Denominated Loans [Member]
Disclosure of detailed information about borrowings [line items]
New ruble-denominated loans for repayment of VTB credit facilities	₽ 58,507
Not later than one year [member]
Disclosure of detailed information about borrowings [line items]
Future Lease Payments			₽ 9
Later than one year and not later than five years [member]
Disclosure of detailed information about borrowings [line items]
Future Lease Payments			25
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Future Lease Payments			5
Credit facility [member]
Disclosure of detailed information about borrowings [line items]
The unused portion under all credit facilities eхсеpt revolving credit lines and overdrafts			₽ 653		₽ 514

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).